Loan Receivables - Summary of Loan Receivables, Net (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Receivables [Abstract]
Loan receivables - principal	¥ 35,496	¥ 35,229
Loan receivables - service fee	245	284
Allowance for credit losses	(4,633)	(3,949)	¥ (28,665)	¥ (28,195)
Loan receivables, net	¥ 31,108	¥ 31,564